Trade Receivables - Summary of Allowance for Doubtful Accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in the allowance for doubtful accounts
Balance at beginning of the year	R$ (30,051)	R$ (13,419)	R$ (10,290)
Additions	(34,684)	(17,392)	(9,588)
Receivables written off during the year as uncollectible	1,301	760	6,459
Balance at end of year	R$ (63,434)	R$ (30,051)	R$ (13,419)